Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014 and 2015:

Fair value measurements at
December 31, 2014
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	4,195	—	4,195	—
Total	4,195	—	4,195	—

Fair value measurements at
December 31, 2015
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	—	—	—	—
Total	—	—	—	—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the years ended December 31, 2013, 2014 and 2015:

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

Liabilities
Interest rate swap
Balance at December 31, 2012	13,557
Total realized and unrealized losses:
Included in earnings	103
Included in other comprehensive income	—
Settlement	(9,927)
Balance at December 31, 2013	3,733
Total gain for 2013:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2013	(9,824)

Liabilities
Interest rate swap
Balance at December 31, 2013	3,733
Total realized and unrealized losses:
Included in earnings	81
Included in other comprehensive income	—
Settlement	(3,814)
Balance at December 31, 2014	—
Total gain for 2014:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2014	(3,733)

Liabilities
Interest rate swap
Balance at December 31, 2014	—
Total realized and unrealized losses:
Included in earnings	—
Included in other comprehensive income	—
Settlement	—
Balance at December 31, 2015	—
Total gain for 2015:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2015	—

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2015

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	Balance as of	Identical	Observable	Unobservable
	31 December	Assets (Level	Inputs (Level	Inputs	Total
Description	2015	1)	2)	(Level 3)	(losses)
Assets:
Long-lived assets	6,825,694	-	-	6,825,694	(3,804,116)